Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.40%	3.40%
Rate of increase in pensions in payment (%)	2.50%	2.50%
Rate of increase in deferred pensions (%)	0.10%	0.00%
Discount rate (%)	3.00%	2.60%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	12 years 3 months 18 days	11 years 7 months 6 days
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.00%	0.00%
Rate of increase in pensions in payment (%)	3.40%	3.00%
Rate of increase in deferred pensions (%)	3.00%	2.20%
Discount rate (%)	1.80%	1.40%
General inflation (%)	3.40%	3.00%
Weighted average duration of liabilities (years)	16 years 8 months 12 days	17 years
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	1.80%	1.50%
Rate of increase in deferred pensions (%)	1.80%	1.50%
Discount rate (%)	1.30%	0.90%
General inflation (%)	1.80%	1.50%
Weighted average duration of liabilities (years)	13 years 7 months 6 days	14 years
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	3.00%
Rate of increase in pensions in payment (%)
Rate of increase in deferred pensions (%)
Discount rate (%)	2.80%	2.30%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	11 years	11 years
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.40%	2.10%
Rate of increase in pensions in payment (%)	1.10%	0.90%
Rate of increase in deferred pensions (%)	1.10%	0.90%
Discount rate (%)	1.00%	0.50%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	17 years 1 month 6 days	18 years
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.20%	1.10%
Rate of increase in pensions in payment (%)
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	0.20%	0.00%
General inflation (%)	1.00%	0.90%
Weighted average duration of liabilities (years)	13 years 3 months 18 days	13 years 4 months 24 days